Fair Value Measurement - Schedule of Estimated the Fair Values of Warrant Liabilities (Details) - March 2019 B-2 Warrant [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Risk-Free Interest Rate [Member] | Minimum [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Risk-free interest rate	3.92%
Risk-Free Interest Rate [Member] | Maximum [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Risk-free interest rate	4.12%
Expected Volatility [Member] | Minimum [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Expected volatility	35.55%
Expected Volatility [Member] | Maximum [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Expected volatility	41.61%
Dividend Yield [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Dividend yield	0.00%
Remaining Contractual Life [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Remaining contractual life	Permanent
Fair value of the underlying preferred shares [Member]
Schedule of Estimated the Fair Values of Warrant Liabilities [Line Items]
Fair value of the underlying preferred shares/ordinary shares (in Dollars per share)	$ 4.67